Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2018	2019
	NIS millions	NIS millions
Bank balances	50	56
Call deposits	1,152	950
	1,202	1,006